ANNUAL REPORT

                          BREMER INVESTMENT FUNDS, INC.

                            Bremer Growth Stock Fund

                                Bremer Bond Fund


                               September 30, 2001

                                TABLE OF CONTENTS

Shareholder Letter.............................................................1

Growth Stock Fund Cumulative Rate of Return Graph..............................3

Bond Fund Cumulative Rate of Return Graph......................................4

Statement of Assets and Liabilities............................................5

Statement of Operations........................................................6

Growth Stock Fund Statements of Changes in Net Assets..........................7

Bond Fund Statements of Changes in Net Assets..................................8

Growth Stock Fund Financial Highlights.........................................9

Bond Fund Financial Highlights................................................10

Growth Stock Fund Schedule of Investments.....................................11

Bond Fund Schedule of Investments.............................................15

Notes to the Financial Statements.............................................22

Report of Independent Public Accountants......................................27



                               NOTICE TO INVESTORS

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Funds involves investment risk, including possible loss of principal, due to fluctuation in each Fund's net asset value.

For more information about the Funds, please call 1-800-595-5552 to obtain a Prospectus. The Prospectus contains more complete information about the Funds, including fees and expenses, and should be read carefully before investing or sending money.

September 30, 2001



Dear Shareholder:

A significant slowdown in economic growth characterized the Bremer Funds' fiscal year, which ended September 30, 2001. During the first half of the year, the impact of a series of interest rate hikes earlier implemented by the Federal Reserve to keep inflation in line, took hold of the U.S. economy. During the second half of the year, the economy reacted to the horrific terrorist events of September 11th, resulting in an unfathomable human tragedy, beyond comprehension.

A surprise interest rate cut in early January 2001 marked the first of eight easings the Federal Reserve implemented within the first nine months of 2001, cumulating to a total reduction of 350 basis points as of September 30th. Although the Fed had been aggressively determined to keep the U.S. economy out of a recession, the events of September 11th ended all debates of whether or not negative growth would surface in the economy. Indeed, the first reading of 2001's third quarter GDP came in negative, showing a decline of 0.4% annualized.

The economy's slowing growth also led to a surge in the unemployment rate from 4% at the end of 2000 to 5.4% at month-end September 2001. Considering unemployment is a lagging indicator, we expect to see this rate increase in the coming months. Inflation continues to remain under control, due in part to increased productivity, technological advancements and pricing competition from global markets. The absence of inflationary pressures is positive for the economy, as it grants the Fed additional latitude in pursuing its current monetary policy.

Throughout Bremer's entire fiscal year the stock market experienced some very dramatic volatility, initially due to the collapse of high valuations in the technology sector, and then due to the aftermath of the September 11th terrorist attacks. Small- and mid-cap stocks came into favor at the expense of large-cap issues. Growth was no longer the favored style, as interest in value investing re-emerged. Investors returned to companies with reasonable valuations and realistic earnings forecasts. Thus, traditional value sectors, such as utilities, energy and consumer non-durables, benefited and outperformed their growth counterparts.

Given an investment strategy of investing primarily in large-cap growth stocks, the investment environment of the past fiscal year was extremely challenging for the Bremer Growth Stock Fund. The economic slowdown and resulting impact on corporate earnings pushed both the S&P 500 Index and the Lipper Large-Cap Core Index into negative territory, with total returns of -26.61% and -27.91%, respectively, for the 12-month period ended September 30, 2001. The Bremer Growth Stock Fund posted a total return of -29.39% over the same time period. Several industries, particularly technology and telecommunications, underperformed throughout the year and still remain weak due to previously high valuations and excessive inventories. Since the Bremer Growth Stock fund gives emphasis to large-cap and growth stocks, the slight underperformance relative to the stated benchmarks was not surprising.

Going forward, as the interest rate cuts and tax cuts work through the system they should help re-ignite an increase in spending and a turnaround in corporate profits. The portfolio managers of the Bremer Growth Stock Fund continue to seek stock opportunities that are reasonable in valuation and have the ability to maintain their business models during these extraordinary times, and the ability to outperform when the economy does turn. While we expect the stock market and large-cap growth stocks to recover, we do not expect the days of 20% annual returns to return anytime soon. Over the near-term, we believe that the direction of stock prices will largely be determined by investor psychology, as well as by investment fundamentals. Over a longer-term horizon, we feel an eventual resumption of the 1982 secular bull market is feasible, however, at more realistic returns of 8% to 10%. Bonds provided another safe harbor for investors this past year. With the aggressive easing policy of the Federal Reserve, the Treasury Yield curve steepened significantly. Interest rates declined across the entire yield curve, with the greatest decline on the short-end of the curve. This steepness in the yield curve was a function of aggressive Fed easing, a sharp deterioration in the projected Federal budget supply and investors becoming increasingly more risk averse.

During the past fiscal year the Bremer Bond Fund took on a more defensive structure, due to evidence of credit weakness in both investment-grade and speculative issuers. The Fund continued to invest in higher quality and less volatile corporate bonds relative to its peer group. The Fund also became more focused on allocating into various fixed income sectors, which improved diversification, credit quality and the overall structure of the Fund. For the 12-months ended September 30, 2001, the Bremer Bond Fund produced a total return of 12.35%. The Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Intermediate Aggregate Index, two widely followed measures of taxable-bond performance, returned 12.90% and 12.78%, respectively.

While the near-term impact of this past fiscal year's events has been very clear with a weaker stock market, increased volatility, monetary and fiscal stimulus and steeper yield curves, the full impact remains quite uncertain. Times of uncertainty can be useful reminders of the role that balance plays in a sound financial program. The events of this past fiscal year have demonstrated the importance of portfolio diversification, both in individual issues and in diversification of styles and capitalization. Neither history, nor any one person can determine or predict which asset class or style will be the best performer at a given time. This is why we continue to stress the importance of applying a long-term asset allocation approach to your investments, which ultimately should enable you to generate attractive performance, and manage the risk to your desired level.

Thank you for your investment in the Bremer Funds. We sincerely appreciate your support and look forward to serving your investment needs in the years to come.

Sincerely,


/s/ Kenneth Nelson
-----------------------------
Kenneth Nelson
President
Bremer Investment Funds, Inc.

[GRAPH]

                             BREMER GROWTH STOCK FUND

                Bremer Growth Stock Fund                S&P 500
                ------------------------              -----------
1/27/97                 $10000                          $10000
3/31/97                 $ 9600                          $ 9935
6/30/97                 $11160                          $11670
9/30/97                 $11900                          $12544
12/31/97                $12038                          $12904
3/31/98                 $13724                          $14704
6/30/98                 $14127                          $15189
9/30/98                 $12330                          $13678
12/31/98                $15639                          $16591
3/31/99                 $16164                          $17417
6/30/99                 $17084                          $18645
9/30/99                 $15902                          $17482
12/31/99                $19607                          $20083
3/31/00                 $20764                          $20543
6/30/00                 $19659                          $19996
9/30/00                 $18889                          $19803
12/31/00                $17538                          $18254
3/31/01                 $15360                          $16089
6/30/01                 $16275                          $17030
9/30/01                 $13338                          $14530



This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                                Average Annual Rate of Return (%)
                          ------------------------------------------------------
                               One Year Ended         Since Inception* to
                             September 30, 2001       September 30, 2001
                          ----------------------- ------------------------------

Bremer Growth Stock Fund         -29.39%                     -6.35%

S&P 500**                        -26.49%                     -8.32%

     *    January 27, 1997.

     ** The Standard & Poor's 500 Index (S&P 500) is an unmanaged, capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The index cannot be invested in directly.

[GRAPH]
                                BREMER BOND FUND

                Bremer Bond             LB Int.                 LB Int.
                   Fund               Govt./Credit          Aggregate Bond
                -----------           ------------          --------------

1/27/97         $10000                  $10000                  $10000
3/31/97         $10009                  $10009                  $ 9998
6/30/97         $10270                  $10304                  $10323
9/30/97         $10533                  $10582                  $10610
12/31/97        $10720                  $10809                  $10845
3/31/98         $10860                  $10978                  $11018
6/30/98         $11063                  $11184                  $11218
9/30/98         $11439                  $11686                  $11639
12/31/98        $11442                  $11721                  $11696
3/31/99         $11422                  $11699                  $11730
6/30/99         $11348                  $11652                  $11681
9/30/99         $11414                  $11759                  $11788
12/31/99        $11393                  $11765                  $11812
3/31/00         $11495                  $11942                  $11983
6/30/00         $11682                  $12143                  $12216
9/30/00         $12005                  $12493                  $12588
12/31/00        $12448                  $12955                  $13068
3/31/01         $12856                  $13395                  $13473
6/30/01         $12922                  $13484                  $13583
9/30/01         $13488                  $14105                  $14193


This chart assumes an initial gross investment of $10,000 made on 1/27/97 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

                                        Average Annual Rate of Return (%)
                          ------------------------------------------------------
                                One Year Ended         Since Inception* to
                              September 30, 2001       September 30, 2001
                          ------------------------   --------------------------

Bremer Bond Fund                 12.35%                      6.60%

LB Int. Govt./Credit**           12.90%                      7.63%

LB Int. Agg.***                  12.75%                      7.67%

     *    January 27, 1997.
     ** The Lehman Brothers Intermediate Government/Credit Bond Index (LB Int. Govt./Credit) is an unmanaged, value-weighted index comprised of all fixed-rate debt issues rated investment grade (Baa3) or higher by Moody's Investor Service, Standard & Poor's and/or Fitch Investor Service. All issues have maturities between one and ten years and an outstanding par value of at least $150 million. The index cannot be invested in directly. The duration of the index as of September 30, 2001 was 3.71 years.
     *** The Lehman Brothers Intermediate Aggregate Bond Index (LB Int Agg.) represents securities that are U.S. domestic, taxable and dollar denominated. The index is covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The index is unmanaged and cannot be invested in directly. The duration of the index as of September 30, 2001 was 3.26 years.

--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2001

--------------------------------------------------------------------------------
                                                   -------------   -------------
                                                       Growth          Bond
                                                     Stock Fund        Fund
                                                   -------------   -------------
ASSETS
      Investments, at value
         (Cost of $66,364,359 and
          $98,585,292, respectively)               $ 76,417,882    $102,936,524
      Dividends receivable                               48,977               -
      Interest receivable                                17,428       1,021,266
      Receivable for fund shares sold                         -           1,755
      Organizational expenses,
         net of accumulated amortization                  1,727           1,727
      Other assets                                          537           1,151
                                                   -------------   ------------
             Total assets                            76,486,551     103,962,423
                                                   -------------   ------------

LIABILITIES:
      Payable to Investment Adviser                      44,147          60,019
      Payable for fund shares redeemed                        -         214,366
      Dividends payable                                       -         364,263
      Accrued expenses and other liabilities             55,704          57,973
                                                   -------------   ------------
             Total liabilities                           99,851         696,621
                                                   -------------   ------------

NET ASSETS                                         $ 76,386,700    $103,265,802
                                                   =============   ============
NET ASSETS CONSIST OF:
      Capital stock                                $ 68,117,566    $100,474,590
      Accumulated undistributed net
        investment income                                43,814           5,431
      Accumulated undistributed net
        realized (loss) on investments               (1,828,203)     (1,565,451)
      Net unrealized appreciation on investments     10,053,523       4,351,232
                                                   -------------   ------------
             Total net assets                      $ 76,386,700    $103,265,802
                                                   =============   ============

      Shares outstanding
             (100 million shares authorized for
                 each Fund, $.0001 par value)         6,029,497       9,962,318

      Net asset value, redemption price
        and offering price per share                  $   12.67       $   10.37
                                                   =============   ============
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the year ended September 30, 2001
--------------------------------------------------------------------------------

                                                   -------------   -------------
                                                       Growth          Bond
                                                     Stock Fund        Fund
                                                   -------------   -------------

INVESTMENT INCOME:
      Dividend income
           (net of withholding tax of $3,094 and
           $0, respectively)                         $  601,783        $      -
      Interest income                                   276,085       6,651,916
      Other income                                        2,349               -
                                                   -------------   -------------
           Total investment income                      880,217       6,651,916
                                                   -------------   -------------
EXPENSES:
      Investment advisory fees                          616,085         699,648
      Administration fees                                52,807          59,970
      Shareholder servicing fees                         33,767          33,949
      Fund accounting fees                               32,383          49,680
      Professional fees                                  25,529          25,320
      Custody fees                                       18,639          20,302
      Distribution fees                                  15,616          14,145
      Reports to shareholders                            14,749          12,614
      Amortization of organizational expenses             5,475           5,475
      Federal and state registration fees                 5,435           3,318
      Directors' fees and expenses                        3,613           3,613
      Other                                               1,056           1,134
                                                   -------------   -------------
           Total expenses                               825,154         929,168
                                                   ------------    -------------

NET INVESTMENT INCOME                                    55,063       5,722,748
                                                   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON:
      INVESTMENTS:
      Net realized gain (loss) on investments        (1,828,202)        273,160
      Change in unrealized appreciation
        (depreciation) on investments               (27,659,502)      5,648,547
                                                   -------------   -------------
           Net realized and unrealized gain
                (loss) on investments               (29,487,704)       5,921,707
                                                   -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                    $(29,432,641)   $ 11,644,455
                                                   =============   =============

                      See Notes to the Financial Statements.

--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   -----------------------------
                                                         Growth Stock Fund
                                                   -----------------------------

                                                    Year Ended      Year Ended
                                                   September 30,   September 30,
                                                       2001            2000
                                                   -------------   -------------
OPERATIONS:
      Net investment income (loss)                 $     55,063    $    (17,192)
      Net realized gain (loss) on investments        (1,828,202)      1,076,651
      Change in unrealized appreciation
        (depreciation) on investments and written
         option contracts                           (27,659,502)     12,805,769
                                                   -------------   -------------
           Net increase (decrease) in net assets
           resulting from operations                (29,432,641)     13,865,228
                                                   -------------   -------------


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                                   -         (68,454)
      Net realized gains                               (938,841)     (2,698,314)
                                                   -------------   -------------
           Total dividends and distributions           (938,841)     (2,766,768)
                                                   -------------   -------------


CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                       24,578,795     32,367,519
      Proceeds from shares issued to holders in
        reinvestment of dividends                       211,266         344,366
      Cost of shares redeemed                       (11,286,895)    (17,871,606)
                                                   -------------   -------------
           Net increase in net assets resulting
             from capital share transactions         13,503,166      14,840,279
                                                   -------------   -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (16,868,316)     25,938,739
                                                   -------------   -------------
NET ASSETS:
      Beginning of period                            93,255,016      67,316,277
                                                   -------------   -------------

      End of period                                $ 76,386,700    $ 93,255,016
                                                   =============   =============

      Undistributed net investment income included
         in net assets at end of period            $     43,814      $        -
                                                   =============   =============
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   -----------------------------
                                                             Bond Fund
                                                   -----------------------------

                                                    Year Ended      Year Ended
                                                   September 30,   September 30,
                                                       2001            2000
                                                   -------------   -------------
OPERATIONS:
      Net investment income                        $  5,722,748    $  5,606,980
      Net realized gain (loss) on investments           273,160      (1,737,550)
      Change in unrealized appreciation
        (depreciation) on investments                 5,648,547         964,142
                                                   -------------   -------------
           Net increase in net assets resulting
              from operations                        11,644,455        4,833,572
                                                   -------------   -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income                          (5,722,748)     (5,606,980)
      Net realized gains                                      -          (1,464)
                                                   -------------   -------------
           Total dividends and distributions         (5,722,748)     (5,608,444)
                                                   -------------   -------------


CAPITAL SHARE TRANSACTIONS:
      Proceeds from shares sold                      22,319,066      29,423,519
      Proceeds from shares issued to holders in
        reinvestment of dividends                       762,470         325,414
      Cost of shares redeemed                       (21,347,705)    (25,351,941)
                                                   -------------   -------------
           Net increase in net assets resulting
             from capital share transactions          1,733,831       4,396,992
                                                   -------------   -------------

TOTAL INCREASE IN NET ASSETS                          7,655,538       3,622,120
                                                   -------------   -------------
NET ASSETS:
      Beginning of period                            95,610,264      91,988,144
                                                   -------------   -------------

      End of period                                $103,265,802    $ 95,610,264
                                                   =============   =============

      Undistributed net investment income included
         in net assets at end of period            $      5,431      $    8,203
                                                   =============   =============
                        See Notes to Financial Statements.

--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                ----------------------------------------------------------
                                                                     Growth Stock Fund
                                                ----------------------------------------------------------
                                                       Year Ended September 30,              January 27,
                                                ------------------------------------------ 1997(1) through
                                                                                             September 30,
                                                  2001       2000        1999      1998         1997
                                                ---------  ---------  ---------  --------- ---------------
PER SHARE DATA:
  NET ASSET VALUE,
      BEGINNING OF PERIOD                          $18.13     $15.73     $12.28     $11.90         $ 10.00
                                                ---------  ---------  ---------  --------- ---------------

  INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)                   0.01     (0.01)       0.02       0.04            0.03
      Net realized and unrealized gain (loss)
         on investments                             (5.30)      2.98       3.54       0.39           1.87
                                                ---------  ---------  ---------  ---------  --------------
             Total from investment operations       (5.29)      2.97       3.56       0.43           1.90
                                                ---------  ---------  ---------  ---------  --------------

  LESS DISTRIBUTIONS:
      Dividends from net investment income              -      (0.01)     (0.04)     (0.03)             -
      Distributions from net realized gain          (0.17)     (0.56)     (0.07)     (0.02)             -
                                                ---------  ---------  ---------  --------- ---------------

             Total distributions                    (0.17)     (0.57)     (0.11)     (0.05)
                                                                                                        -
                                                ---------  ---------  ---------  ---------  --------------

  NET ASSET VALUE,
      END OF PERIOD                                $12.67     $18.13     $15.73     $12.28          $11.90
                                                =========  =========  =========  =========  ==============


TOTAL RETURN                                      (29.39%)     18.78%     28.97%      3.61%      19.00%(2)


SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                  $76,386,700 $93,255,016 $67,316,277 $54,174,557  $51,103,642
  Ratio of net expenses to average net assets      0.94%       0.90%      0.89%      0.91%       1.05%(3)
  Ratio of net investment income (loss)
      to average net assets                        0.06%     (0.02%)      0.09%      0.27%       0.62%(3)
  Portfolio turnover rate                         11.04%      10.75%     16.74%     13.15%      11.30%


1 Commencement of operations.
2 Not Annualized.
3 Annualized.
                      See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                ----------------------------------------------------------
                                                              Bond Fund
                                                ----------------------------------------------------------
                                                      Year Ended September 30,               January 27,
                                                ------------------------------------------ 1997 1 through
                                                                                            September 30,
                                                  2001       2000        1999       1998        1997
                                                ---------  ---------  ---------  --------- ---------------
PER SHARE DATA:
  NET ASSET VALUE,
      BEGINNING OF PERIOD                           $9.77      $9.86     $10.47     $10.18          $10.00
                                                ---------  ---------  ---------  --------- ---------------
  INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)                   0.57       0.58       0.55       0.56            0.35
      Net realized and unrealized gain (loss)
         on investments                              0.60      (0.09)     (0.57)      0.29            0.17
                                                ---------  ---------  ---------  --------- ---------------
             Total from investment operations        1.17       0.49      (0.02)      0.85            0.52
                                                ---------  ---------  ---------  --------- ---------------
  LESS DISTRIBUTIONS:
      Dividends from net investment income          (0.57)     (0.58)     (0.55)    ( 0.56)          (0.34)
      Distributions from net realized gain              -          -     ( 0.04)         -               -
                                                ---------  ---------  ---------  --------- ---------------
             Total distributions                    (0.57)     (0.58)     (0.59)     (0.56)          (0.34)
                                                ---------  ---------  ---------  --------- ---------------
  NET ASSET VALUE,
      END OF PERIOD                                $10.37      $9.77      $9.86     $10.47          $10.18
                                                =========  =========  =========  ========= ===============

TOTAL RETURN                                      12.35%      5.19%     (0.22%)     8.59%           5.33%(2)

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period                  $103,265,802 $95,610,264 $91,988,144 $82,756,014 $73,683,643
  Ratio of net expenses to average net assets      0.93%      0.91%      0.90%      0.89%        1.01%(3)
  Ratio of net investment income (loss)
      to average net assets                        5.73%      5.97%      5.44%      5.46%        5.60%(3)
  Portfolio turnover rate                         28.24%      49.79%    58.62%     66.66%       38.35%


1 Commencement of operations.
2 Not Annualized.
3 Annualized.
                      See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - September 30, 2001
--------------------------------------------------------------------------------
Growth Stock Fund
--------------------------------------------------------------------------------

  Shares                                                           Value
 --------   ----------------------------------------------------
            COMMON STOCKS - 87.3%
            ----------------------------------------------------
            APPAREL - 0.9%
   40,000   Abercrombie & Fitch Co.*                                $  703,600
                                                                  -------------

            BANKING & FINANCIAL SERVICES - 10.1%
   45,000   The Charles Schwab Corporation
                                                                       517,500
   39,200   Citigroup Inc.                                           1,587,600
   15,000   Fannie Mae                                               1,200,900
   18,000   Freddie Mac                                              1,170,000
   25,000   Providian Financial Corporation                            503,750
   60,000   U.S. Bancorp                                             1,330,800
   30,800   Wells Fargo & Company                                    1,369,060
                                                                  -------------
                                                                     7,679,610
                                                                  -------------

            BUSINESS SERVICE - 7.8%

   35,000   Agilent Technologies, Inc.*                                684,250
   17,000   Certegy Inc.*                                              441,320
   33,800   Concord EFS, Inc.*                                       1,654,510
   34,000   Equifax, Inc.                                              744,600
   29,700   FedEx Corp.*                                             1,091,475
   15,000   First Data Corporation                                     873,900
   40,000   Solectron Corporation*                                     466,000
                                                                  -------------
                                                                     5,956,055
                                                                  -------------
            CAPITAL GOODS - 8.8%
   15,000   The Boeing Company                                         502,500
   23,300   Dover Corporation                                          701,563
   13,000   Emerson Electric Co.                                       611,780
   85,000   General Electric Company                                 3,162,000
   38,700   Tyco International Ltd. f                                1,760,850
                                                                  -------------
                                                                     6,738,693
                                                                  -------------
            COMMUNICATIONS & MEDIA - 3.3%
   29,500   AOL Time Warner Inc.*                                      976,450
   34,500   The Interpublic Group of Companies, Inc.                   703,800
   25,000   Viacom Inc. - Class B*                                     862,500
                                                                  -------------
                                                                     2,542,750
                                                                  -------------

                      See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - September 30, 2001
--------------------------------------------------------------------------------
Growth Stock Fund
--------------------------------------------------------------------------------

  Shares                                                              Value
 --------                                                            -------
            COSMETICS & TOILETRIES - 5.8%
   30,000   Avon Products, Inc.                                   $  1,387,500
   20,000   Colgate-Palmolive Company                                1,165,000
   30,000   Kimberly-Clark Corporation                               1,860,000
                                                                  -------------
                                                                     4,412,500
                                                                  -------------
            DRUGS - 3.4%
    6,000   Merck & Co., Inc.                                          399,600
   30,000   Pfizer Inc.                                              1,203,000
   25,000   Pharmacia Corporation                                    1,014,000
                                                                  -------------
                                                                     2,616,600
                                                                  -------------
            ENERGY - 4.5%
   17,000   BP p.l.c.- ADR                                             835,890
   27,000   El Paso Corporation                                      1,121,850
   20,000   Enron Corp.                                                544,600
   23,762   Exxon Mobil Corporation                                    936,223
                                                                  -------------
                                                                     3,438,563
                                                                  -------------
            FOOD, BEVERAGE & TOBACCO - 2.5%
   40,000   PepsiCo, Inc.                                            1,940,000
                                                                  -------------
            HEALTH CARE - 5.6%
   25,000   Amgen Inc.*                                              1,469,250
   50,000   HEALTHSOUTH Corporation*                                   813,000
   45,000   Medtronic, Inc.                                          1,957,500
                                                                  -------------
                                                                     4,239,750
                                                                  -------------
            INSURANCE - 3.5%
   46,000   AFLAC INCORPORATED                                       1,242,000
   18,750   American International Group, Inc.                       1,462,500
                                                                  -------------
                                                                     2,704,500
                                                                  -------------
            MEDICAL PRODUCTS - 2.0%
   28,000   Johnson & Johnson                                        1,551,200
                                                                  -------------
            RESTAURANT - 1.2%
   34,000   McDonald's Corporation
                                                                       922,760
                                                                  -------------

                      See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - September 30, 2001
--------------------------------------------------------------------------------
Growth Stock Fund
--------------------------------------------------------------------------------

  Shares                                                              Value
 --------                                                            -------
            RETAIL - GENERAL - 9.4%
   27,000   Best Buy Co., Inc.*                                   $  1,227,150
   28,000   CVS Corporation                                            929,600
   55,000   Target Corporation                                       1,746,250
   44,000   Walgreen Co.                                             1,514,920
   36,000   Wal-Mart Stores, Inc.                                    1,782,000
                                                                  -------------
                                                                     7,199,920
                                                                  -------------
            SOFTWARE - 5.6%
   40,000   Cognos, Inc.* f                                            574,400
   34,741   Computer Associates International, Inc.                    894,233
   22,000   Microsoft Corporation*                                   1,125,740
  115,000   Novell, Inc.*                                              420,900
  100,000   Oracle Corporation*                                      1,258,000
                                                                  -------------
                                                                     4,273,273
                                                                  -------------
            TECHNOLOGY - 7.6%
   55,000   American Power Conversion Corporation*                     642,400
  130,000   Atmel Corporation*                                         868,400
   90,000   Cisco Systems, Inc.*                                     1,096,200
   20,000   Dell Computer Corporation*                                 370,600
   21,000   Hewlett-Packard Company                                    338,100
   50,000   Intel Corporation                                        1,022,000
   25,000   Lucent Technologies Inc.                                   143,250
   35,000   Motorola, Inc.                                             546,000
   30,000   Texas Instruments Incorporated                             749,400
                                                                  -------------
                                                                     5,776,350
                                                                  -------------
            TELECOMMUNICATIONS - 3.3%
 170,000    ADC Telecommunications,Inc.*                               593,300
   25,000   Qwest Communications International Inc.                    417,500
   20,000   SBC Communications Inc.                                    942,400
    1,400   WorldCom, Inc.-MCI Group                                    21,322
   35,000   WorldCom, Inc.-WorldCom Group*                             526,400
                                                                  -------------
                                                                     2,500,922
                                                                  -------------

                      See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - September 30, 2001
--------------------------------------------------------------------------------
Growth Stock Fund
--------------------------------------------------------------------------------

  Shares                                                              Value
 --------                                                            -------
            TRAVEL & RECREATION - 2.0%
   36,000   Carnival Corporation                                  $    792,720
   40,000   The Walt Disney Company                                    744,800
                                                                  -------------
                                                                     1,537,520
                                                                  -------------
            TOTAL COMMON STOCKS
                 (Cost of $56,681,043)                              66,734,566
                                                                  -------------

Principal
  Amount                                                              Value
---------    ---------------------------------------------------
            SHORT-TERM INVESTMENTS - 12.7%
            ----------------------------------------------------

            INVESTMENT COMPANY - 2.1%
1,563,563   First American Treasury Obligations Fund                 1,563,563
                                                                  -------------

            VARIABLE RATE DEMAND NOTES - 10.6%
3,430,916   American Family Financial Services, 2.3156%**           3,430,916
1,846,426   Wisconsin Corporate Central Credit Union, 2.3363%**     1,846,426
2,842,411   Wisconsin Electric Power Company, 2.3156%**             2,842,411
                                                                  -------------
                                                                     8,119,753
                                                                  -------------
            TOTAL SHORT-TERM INVESTMENTS
                 (Cost of $9,683,316)                                9,683,316
                                                                  -------------
            TOTAL INVESTMENTS - 100.0%
                 (Cost of $66,364,359)                              76,417,882
                                                                  -------------
            Liabilities in excess of other assets - 0.0%              (31,182)
                                                                  -------------
            TOTAL NET ASSETS - 100.0%                             $ 76,386,700
                                                                  =============

          *  Non-income producing security.
          ** Variable rate security. The rates listed are as of September
             30, 2001.
          f  Foreign security.
         ADR American Depositary Receipt.

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - September 30, 2001
-------------------------------------------------------------------------------
 Bond Fund
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
---------      LONG-TERM INVESTMENTS - 95.3%                          -------
            ----------------------------------------------------
               CORPORATE BONDS & NOTES - 26.3%
            ----------------------------------------------------
               AGRICULTURAL OPERATIONS - 2.2%
$ 210,000      Cargill, Incorporated r
                  6.150%, 02/25/08
                  (Acquired 03/26/01, Cost $206,976)                 $  213,223
2,000,000        Cargill, Incorporated r
                  6.300%, 04/15/09
                  (Acquired 12/12/00, Cost $1,911,075)                2,016,696
                                                                  -------------
                                                                      2,229,919
                                                                  -------------
               BANK & BANK HOLDING CO. - 5.4%
2,000,000      Bank of America Corporation
                  7.400%, 01/15/11                                    2,187,002
3,290,000        First Union National Bank - North Carolina##
                  6.180%, 02/15/36                                    3,417,639
                                                                  -------------
                                                                      5,604,641
                                                                  -------------
               COSMETICS & TOILETRIES - 2.0%
1,000,000        Gillette Company
                  5.750%, 10/15/05                                    1,030,428
1,000,000        Procter & Gamble Company
                  6.875%, 09/15/09                                    1,069,259
                                                                  -------------
                                                                      2,099,687
                                                                  -------------
               ENERGY - 1.2%
1,000,000      Allegheny Energy Supply r
                  7.800%, 03/15/11
                  (Acquired 03/09/01, Cost $997,950)                  1,061,104
  150,000      Exxon Capital Corporation
                  6.000%, 07/01/05                                      158,080
                                                                  -------------
                                                                      1,219,184
                                                                  -------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - September 30, 2001
-------------------------------------------------------------------------------
 Bond Fund
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
---------                                                            ---------
               FINANCIAL SERVICES - 3.5%
$1,000,000     Associates Corporation, N.A.
                  6.250%, 11/01/08                                $   1,035,145
 1,000,000     General Electric Capital Corporation
                  6.267%, 07/23/03                                    1,050,232
 1,450,000     Salomon, Inc.
                  6.250%, 05/15/03                                    1,514,976
                                                                  -------------
                                                                      3,600,353
                                                                  -------------
               FOOD, BEVERAGE & TOBACCO - 4.4%
1,000,000      Anheuser-Busch Companies, Inc.
                  5.125%, 10/01/08                                    1,004,987
1,000,000      Hormel Foods Corporation r
                  6.625%, 06/01/11
                  (Acquired 06/04/01, Cost $1,001,820)                1,036,649
1,000,000      Pepsi Bottling Group, Inc. r
                  5.625%, 02/17/09
                  (Acquired 12/11/00, Cost $939,671)                  1,009,595
  235,000      PepsiCo, Inc.
                  5.750%, 01/15/08                                      247,064
1,250,000      Supervalu, Inc.
                  6.560%, 06/09/05                                    1,235,715
                                                                  -------------
                                                                      4,534,010
                                                                  -------------
               INSURANCE - 4.1%
1,000,000      AIG Sunamerica Global r
                  5.200%, 05/10/04
                  (Acquired 05/02/01, Cost $999,120)                  1,035,472
2,008,000      Reliastar Financial Corporation
                  7.125%, 03/01/03                                    2,111,928
1,000,000      St. Paul Companies, Inc.
                  7.370%, 08/20/07                                    1,084,763
                                                                  -------------
                                                                      4,232,163
                                                                  -------------
               MANUFACTURING - 1.0%
1,000,000      Honeywell International
                  7.500%, 03/01/10                                    1,080,237
                                                                  -------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - September 30, 2001
-------------------------------------------------------------------------------
 Bond Fund
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
---------                                                            ---------
               MEDICAL - 1.0%
$1,040,000     Abbott Laboratories
                  6.000%, 03/15/08                                $   1,073,136
                                                                  -------------
               TELECOMMUNICATIONS - 1.5%
 1,500,000     AT&T Corp.#
                  5.625%, 03/15/04                                    1,536,028
                                                                  -------------
               TOTAL CORPORATE BONDS & NOTES
                    (Cost of $25,749,940)                            27,209,358
                                                                  -------------
           ----------------------------------------------------
               ASSET-BACKED SECURITIES - 11.8%
            ----------------------------------------------------
               COLLATERALIZED AUTO LOAN OBLIGATIONS - 5.1%
2,593,000      Ford Credit Auto Owner Trust#
                  Series 1999-D, Class A5, 6.520%, 09/15/03           2,666,480
1,000,000      MMCA Automobile Trust#
                  Series 1999-2, Class A3, 7.000%, 05/15/04           1,037,955
1,500,000      Nissan Auto Receivables Owner Trust#
                  Series 2000-B, Class A4, 7.270%, 11/15/04           1,601,244
                                                                  -------------
                                                                      5,305,679
                                                                  -------------
               COLLATERALIZED CREDIT CARD OBLIGATIONS - 6.7%
1,250,000      Citibank Credit Card Master Trust I#
                  Series 1998-3, Class A, 5.800%, 02/07/05            1,294,587
1,000,000      Dayton Hudson Credit Card Master Trust#
                  Series 1997-1, Class A, 6.250%, 08/25/05            1,035,686
1,110,000      First Bank Corporate Card Master Trust#
                  Series 1997-1, Class A, 6.400%, 02/15/03            1,126,568
1,250,000      Metris Master Trust#
                  Series 1997-1, Class A, 6.870%, 10/20/05            1,280,495
2,100,000      Providian Master Trust#
                  Series 1999-2, Class A, 6.600%, 04/16/07            2,175,708
                                                                  -------------
                                                                      6,913,044
                                                                  -------------
               TOTAL ASSET-BACKED SECURITIES
                    (Cost of $12,964,309)                            12,218,723
                                                                  -------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - September 30, 2001
-------------------------------------------------------------------------------
 Bond Fund
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
---------                                                            ---------
            ----------------------------------------------------
               NON-AGENCY MORTGAGE-BACKED SECURITIES - 6.0%
            ----------------------------------------------------
               COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
$1,127,000     Chemical Mortgage Securities, Inc.#
                  Series 1994-1, Class A7, 6.250%, 01/25/09       $  1,145,375
 1,385,064     Countrywide Mortgage Backed Securities, Inc.#
                  Series 1994-D, Class A9, 6.500%, 03/25/24           1,404,420
 2,200,000     DLJ Mortgage Acceptance Corporation#
                  Series 1998-2, Class 2A10, 7.000%, 06/25/28         2,278,295
 1,300,000     Norwest Asset Securities Corporation#
                  Series 1997-9, Class A4, 7.000%, 06/25/12           1,340,671
                                                                  -------------
               TOTAL NON- AGENCY MORTGAGE-BACKED SECURITIES
                    (Cost of $4,714,821)                              6,168,761
                                                                  -------------
            ----------------------------------------------------
               U.S. GOVERNMENT AGENCY AND
               AGENCY-BACKED ISSUES - 35.6%
            ----------------------------------------------------
3,500,000      Fannie Mae
                  6.250%, 02/01/11                                    3,687,212
                                                                  -------------
2,100,000      Federal Farm Credit Bank
                  6.370%, 10/30/07                                    2,282,003
                                                                  -------------
               Federal Home Loan Bank
1,250,000         6.150%, 10/14/04                                    1,339,894
2,000,000         7.125%, 02/15/05                                    2,208,774
1,000,000         6.375%, 08/15/06                                    1,089,264
1,390,000         5.755%, 11/20/08#                                   1,431,375
                                                                  -------------
                                                                      6,069,307
                                                                  -------------
               Federal Home Loan Mortgage Corporation (FHLMC),
                  Participation Certificates
  978,886         Pool #C90290, 7.000%, 08/01/19                      1,020,228
                                                                  -------------
               Federal Home Loan Mortgage Corporation (FHLMC),
  143,113         Adjustable Rate Mortgage, Pool #845864, 6.828%*,
                  07/01/24                                              145,528
                                                                  -------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - September 30, 2001
-------------------------------------------------------------------------------
 Bond Fund
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
---------                                                            ---------
               Federal Home Loan Mortgage Corporation (FHLMC),
                  Real Estate Mortgage Investment Conduits (REMIC)
$ 906,673         Series 1769, Class A, 6.500%, 05/15/08             $  927,758
 2,250,000        7.625%, 09/09/09#                                   2,356,443
                                                                  -------------
                                                                      3,284,201
                                                                  -------------
               Federal National Mortgage Association (FNMA),
                  Pass-Thru Certificates
1,790,622         Pool #303922, 6.000%, 05/01/16                      1,815,979
  975,050         Pool #323380, 6.500%, 10/01/28                        998,047
  166,951         Pool #211830, 7.000%, 04/01/23                        171,507
                                                                  -------------
                                                                      2,985,533
                                                                  -------------
               Federal National Mortgage Association (FNMA),
                  Real Estate Mortgage Investment Conduits (REMIC)
  500,000         Series 1993-134, Class L, 6.500%, 08/25/08            526,315
  302,359         Series 1989-69, Class G, 7.600%, 10/25/19             315,598
2,100,000         Series 1993-38, Class V, 5.757%, 08/25/21           2,129,804
1,178,499         Series 1998-50, Class DN, 6.250%, 09/25/28          1,190,260
  517,600         Series 1998-50, Class EN, 6.500%, 09/25/28            520,312
                                                                  -------------
                                                                      4,682,289
                                                                  -------------
2,000,000      Freddie Mac
                  5.875%, 03/21/11                                    2,058,066
                                                                  -------------
               Government National Mortgage Association (GNMA),
1,217,819         Pool #521580, 7.000%, 11/15/14                      1,275,899
1,119,205         Pool #520754, 7.000%, 07/15/15                      1,172,241
  917,061         Pool #520763, 7.000%, 07/15/15                        960,517
  639,119         Pool #492995, 6.000%, 11/15/28                        641,912
1,413,200         Pool #780941, 6.000%, 12/15/28                      1,419,374
  479,848         Pool #781029, 6.500%, 05/15/29                        491,232
1,005,150         Pool #542643, 6.000%, 03/15/31                      1,008,494
2,494,519         Pool #564700, 6.000%, 07/15/31                      2,502,819
  997,776         Pool #564153, 6.500%, 07/15/31                      1,020,116
   56,444         Adjustable Rate Mortgages, Pool #859287, 7.750%*
                  07/20/26                                               58,729
                                                                  -------------
                                                                    10,551,333
                                                                  -------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - September 30, 2001
-------------------------------------------------------------------------------
 Bond Fund
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
---------                                                            ---------
               TOTAL U.S. GOVERNMENT AGENCY AND
               AGENCY-BACKED ISSUES
                    (Cost of $35,232,338)                           $36,765,700
                                                                  -------------
            ----------------------------------------------------
               U.S. TREASURY OBLIGATIONS - 15.6%
            ----------------------------------------------------
               U.S. Treasury Notes
$1,500,000        7.250%, 05/15/04                                 $  1,654,454
 6,000,000        6.500%, 08/15/05                                    6,614,532
 1,000,000        5.750%, 11/15/05                                    1,076,329
 1,500,000        6.250%, 02/15/07                                    1,659,083
 1,000,000        5.500%, 02/15/08                                    1,070,626
 1,000,000        5.000%, 02/15/11                                    1,028,477
                                                                  -------------
                                                                     13,103,501
                                                                  -------------
               U.S. Treasury Bonds
3,000,000         10.750%, 05/15/03                                   2,254,298
  600,000         7.500%, 11/15/16                                      737,719
                                                                  -------------
                                                                      2,992,017
                                                                  -------------
               TOTAL U.S. TREASURY OBLIGATIONS
                    (Cost of $15,393,293)                            16,095,518
                                                                  -------------
               TOTAL LONG-TERM INVESTMENTS
                    (Cost of $94,054,701)                            98,458,060
                                                                  -------------
               SHORT-TERM INVESTMENTS - 4.4%

               CORPORATE BONDS & NOTES - 3.0%

1,000,000      Ford Motor Credit Company
                 8.200%, 02/15/02                                     1,017,148
2,000,000      Hilton Hotels Corporation
                 7.700%, 07/15/02                                     2,020,384
                                                                  -------------
               TOTAL CORPORATE BONDS & NOTES
                    (Cost of $3,089,659)                              3,037,532
                                                                  -------------

                     See Notes to the Financial Statements.
--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS - September 30, 2001
-------------------------------------------------------------------------------
 Bond Fund
--------------------------------------------------------------------------------

Principal
  Amount                                                               Value
---------                                                            ---------
            ----------------------------------------------------
            VARIABLE RATE DEMAND NOTES - 1.4%
            ----------------------------------------------------
$ 856,997      American Family Financial Services, 2.3156% *         $  856,997
   86,873      Wisconsin Corporate Central Credit Union, 2.3363% *       86,873
  497,062      Wisconsin Electric Power Company, 2.3156% *              497,062
                                                                  -------------
               TOTAL VARIABLE RATE DEMAND NOTES
                    (Cost of $1,440,932)                              1,440,932
                                                                  -------------
               TOTAL SHORT-TERM INVESTMENTS
                  (Cost of $4,530,591)                                4,478,464
                                                                  -------------
               TOTAL INVESTMENTS - 99.7%
                    (Cost of $98,585,292)                           102,936,524
                                                                  -------------
               Other assets in excess of liabilities - 0.3%             329,278
                                                                  -------------
               TOTAL NET ASSETS - 100.0%                          $ 103,265,802
                                                                  =============

             # Callable.
            ## Putable.
             * Variable rate security. The rates listed are as of
               September 30, 2001.
             r Restricted Security.  Purchased in a private placement
               transaction; resale to the public
               may require registration or may extend only to qualified institutional buyers.

                     See Notes to the Financial Statements.

----------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
----------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2001
----------------------------------------------------------------

1.  ORGANIZATION

          Bremer Investment Funds, Inc. (the "Company") was incorporated on August 26, 1996, as a Maryland Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Bremer Growth Stock Fund and the Bremer Bond Fund (the "Funds") are separate, diversified investment portfolios of the Company. The principal investment objective of the Growth Stock Fund is long-term appreciation of capital. Dividend income, if any, is a secondary consideration. The principal investment objective of the Bond Fund is to maximize total return. In addition to the Funds, the Company offers the Legacy Minnesota Municipal Bond Fund. This report contains the information of all portfolios, except for the Legacy Minnesota Municipal Bond Fund. Information with respect to this portfolio is contained in a separate report. The assets and liabilities of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which the shareholder owns shares. The Funds commenced operations on January 27, 1997.

          The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $27,332 and $27,332 for the Growth Stock Fund and Bond Fund, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Funds' commencement of operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     a) Investment Valuation - Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the mean between the latest bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Other assets and securities for which no quotations are readily available are valued at fair value as determined by the Investment Adviser under the supervision of the Board of Directors. Instruments with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code applicable to regulated investment companies and intend to continue to so comply in future years and to distribute investment company net taxable income and net realized gains to shareholders.

----------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
----------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2001
----------------------------------------------------------------

     c) Written Option Accounting - Each Fund may write call options on securities either held in its portfolio, or which it has the right to obtain without payment or further consideration, or for which it has segregated cash in the amount of additional consideration. When a Fund writes an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing transaction exceeds the premium received when the option was sold). The Funds did not write any options during fiscal 2001.

     d) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareholder service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareholder accounts or net sales, where applicable.

     e) Distributions to Shareholders - Dividends from net investment income of the Growth Stock Fund are declared and paid annually. Dividends from net investment income of the Bond Fund are declared and paid monthly. Distributions of the Funds' net realized capital gains, if any, will be declared at least annually. The character of the Funds' net realized capital gains, if any, will be declared at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition between income, expense and gain items for financial statement purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at September 30, 2001, reclassifications were recorded in the Growth Stock Fund to decrease accumulated undistributed net investment income by $11,249, decrease accumulated undistributed net realized (loss) on investments by $14,206, and decrease capital stock by $2,957. Additionally, reclassifications were made in the Bond Fund to decrease accumulated undistributed net investment income by $2,772, decrease accumulated undistributed net realized (loss) on investments by $5,729 and decrease capital stock by $2,957.

----------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
----------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2001
----------------------------------------------------------------

     f) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     g) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond.

          The revised AICPA Audit and Accounting Guide for Investment companies is effective for fiscal years beginning after December 15, 2000. While adoption of this revised guide could impact the presentation of the financial statements, management does not expect it to have a material impact on the operations of the Funds.

3.  CAPITAL SHARE TRANSACTIONS

          Transactions in shares of the Funds for the year ended September 30, 2001, were as follows:

                                                                  ---------------  -------------
                                                                    Growth Fund      Bond Fund
                                                                  ---------------  -------------
        Shares sold                                                   1,582,892      2,215,771
        Shares issued to holders in reinvestment
         of dividends                                                    12,620         75,699
        Shares redeemed                                                (709,766)    (2,114,923)
                                                                  ---------------  -------------
        Net increase                                                    885,746        176,547
                                                                  ---------------  -------------
        Transactions in shares of the Funds for the year ended
         September 30, 2000, were as follows:
                                                                  ---------------  -------------
                                                                    Growth Fund      Bond Fund
                                                                  ---------------  -------------
        Shares sold                                                   1,816,348      3,042,598
        Shares issued to holders in reinvestment of dividends            18,327         33,677
        Shares redeemed                                                (970,111)    (2,622,447)
                                                                  ---------------  -------------
        Net increase                                                    864,564        453,828
                                                                  ---------------  -------------

----------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
----------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
September 30, 2001
----------------------------------------------------------------

4.  INVESTMENT TRANSACTIONS

          The aggregate purchases and sales of investments, excluding short-term investments, by the Funds for the year ended September 30, 2001, were as follows:

                                                                  ---------------  -------------
                                                                    Growth Fund      Bond Fund
                                                                  ---------------  -------------
     Purchases:
        U.S. Government                                             $   238,218   $ 17,407,051
        Other
                                                                     16,630,686     13,300,639

        Sales:
        U.S. Government
                                                                              -     18,560,114
        Other
                                                                      9,081,512      9,096,547

          At September 30, 2001, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

                                                                   Growth Fund       Bond Fund
                                                                  ---------------  -------------
        Appreciation                                               $ 20,333,344    $ 4,434,274
        (Depreciation)
                                                                    (10,279,821)      (122,808)
                                                                  --------------   -------------
        Net appreciation on investments                            $ 10,053,523    $ 4,311,466
                                                                  ===============  =============

          At September 30, 2001, the cost of investments for federal income tax purposes was $66,364,359 and $98,625,058 for the Growth Stock Fund and Bond Fund, respectively.

          At September 30, 2001, the Bond Fund had accumulated net realized capital loss carryovers of $1,525,687, with $96,775 expiring in 2008 and $1,428,912 expiring in 2009.

5.  INVESTMENT ADVISORY AND OTHER AGREEMENTS

          The Funds have entered into an Investment Advisory Agreement with Bremer Trust, N.A., a wholly owned subsidiary of Bremer Financial Corporation. Pursuant to its advisory agreement with the Funds, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.70% as applied to the Funds' daily net assets.

          Firstar Bank, N.A., a subsidiary of U.S. Bancorp, a publicly held bank holding company, serves as custodian for the Funds. Firstar Mutual Fund Services, LLC, a wholly owned limited liability company of Firstar Bank, N.A., serves as transfer agent, administrator and accounting services agent for the Funds.

          The Funds have adopted a written plan of distribution (the "Plan") in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Funds have an agreement with Rafferty Capital Markets, LLC to distribute the Funds' shares. The Plan authorizes the Funds to make payments in connection with the distribution of shares at an annual rate of up to 0.25% of a Fund's average daily net assets. The currently approved rate is an annual rate of 0.02% and 0.015% of a Fund's average daily net assets for the Growth Stock Fund and Bond Fund, respectively. Payments made pursuant to the Plan may only be used to pay distribution and marketing expenses in the year incurred. For the year ended September 30, 2001, $15,616 and $14,145 was incurred pursuant to the distribution agreement by the Growth Stock Fund and Bond Fund, respectively.

6.  RELATED PARTIES

          Bremer Trust, N.A. clients and Bremer Trust, N.A. affiliated clients held 5,816,312 and 9,955,352 outstanding shares of the Growth Stock Fund and Bond Fund, respectively, as of September 30, 2001.


                    Report of Independent Public Accountants


To the Board of Directors of the Bremer Investment Funds, Inc.
and the Shareholders of the Bremer Growth Stock Fund and the Bremer Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the schedules of investments, of the Bremer Growth Stock Fund and the Bremer Bond Fund (two of the portfolios constituting the Bremer Investment Funds, Inc., a Maryland corporation) as of September 30, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bremer Growth Stock Fund and the Bremer Bond Fund of the Bremer Investment Funds, Inc. as of September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods then ended, in conformity with accounting principles generally accepted in the United States.




/s/ ARTHUR ANDERSEN LLP
------------------------------
ARTHUR ANDERSEN LLP
Milwaukee, Wisconsin
October 25, 2001


--------------------------------------------------------------------------------
BREMER INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------
                               Investment Adviser
                               Bremer Trust, N.A.
                               Cold Spring Center
                            4150 Second Street South
                            St. Cloud, MN 56302-0986

                      Administrator, Dividend Paying Agent,
                          Shareholders' Servicing Agent
                               and Transfer Agent
                        Firstar Mutual Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                               Firstar Bank, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45202

                                     Counsel
                                Briggs and Morgan
                                 2400 IDS Center
                             80 South Eighth Street
                              Minneapolis, MN 55402

                         Independent Public Accountants
                               Arthur Andersen LLP
                            100 East Wisconsin Avenue
                               Milwaukee, WI 53202

                                   Distributor
                          Rafferty Capital Markets, LLC
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605

                                    Directors
                                Kenneth P. Nelson
                                 John M. Bishop
                                  John J. Feda
                               Barbara A. Grachek
                                  David Melroe